UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant’s telephone number, including area code: (626) 385-5777

Date of fiscal year end: May 31

Date of reporting period: July 1, 2023 - March 28, 2024

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

FORM N-PX	Proxy Voting Records
Fund Name:	Bernzott U.S. Small Cap Value Fund
Reporting Period:	07/1/2023 to 03/28/2024 (liquidation date)

Company Name	Security ID	Primary Ticker Symbol	Meeting Type	Meeting Date	Proposal Number	Proposal Short Text	Proposal Long Text	Proposed By	Vote Options	For/Against Recommended Vote	Custodian Name	Account Name	Internal Account Number	Vote
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	1	Election of Directors (Majority Voting)	Election of Dennis J. Langwell, as a Class II Director	Management	F,N,A	N	UMB BANK, N.A.	138986.1	138986.1	N
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	2	Election of Directors (Majority Voting)	Election of Peter B. Migliorato, as a Class II Director	Management	F,N,A	N	UMB BANK, N.A.	138986.1	138986.1	N
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	3	Election of Directors (Majority Voting)	Election of Ollie L. Sherman, Jr., as a Class II Director	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	4	Election of Directors (Majority Voting)	Election of Frank N. D'Orazio, as a Class III Director	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	5	Ratify Appointment of Independent Auditors	To approve the re-appointment of Ernst & Young LLP, an independent registered public accounting firm, as our independent auditor to serve until the 2024 annual general meeting of shareholders and authorization of our Board of Directors, acting by the Audit Committee, to determine the independent auditor's remuneration.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
JAMES RIVER GROUP HOLDINGS, LTD.	G5005R107	JRVR	Annual	27-Jul-2023	6	14A Executive Compensation	To approve, on a non-binding, advisory basis, the 2022 compensation of our named executive officers.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PATTERSON-UTI ENERGY, INC.	703481101	PTEN	Special	30-Aug-2023	1	Stock Issuance	Approval of the issuance of shares of common stock of Patterson-UTI Energy, Inc. ("Patterson-UTI Energy") to stockholders of NexTier Oilfield Solutions Inc. ("NexTier") in the mergers contemplated by the Agreement and Plan of Merger, dated as of June 14, 2023, as amended, among Patterson-UTI, NexTier and the other parties named therein.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PATTERSON-UTI ENERGY, INC.	703481101	PTEN	Special	30-Aug-2023	2	Authorize Common Stock Increase	Approval of an amendment of Patterson-UTI's certificate of incorporation to increase the number of authorized shares of Patterson-UTI common stock from 400 million to 800 million.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PATTERSON-UTI ENERGY, INC.	703481101	PTEN	Special	30-Aug-2023	3	Approve Motion to Adjourn Meeting	Approval of the adjournment of the Patterson-UTI special meeting to solicit additional proxies if there are not sufficient votes at the time of the Patterson-UTI special meeting to approve proposals 1 and 2 above.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	N	UMB BANK, N.A.	138986.1	138986.1	W
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	2	14A Executive Compensation	Advisory vote to approve the compensation of Plexus Corp.'s named executive officers, as disclosed in "Compensation Discussion and Analysis" and "Executive Compensation" in the Proxy Statement.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	3	Ratify Appointment of Independent Auditors	Ratification of PricewaterhouseCoopers LLP as Independent Auditors for fiscal 2024.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
PLEXUS CORP.	729132100	PLXS	Annual	14-Feb-2024	4	Adopt Omnibus Stock Option Plan	Approve the Plexus Corp. 2024 Omnibus Incentive Plan (the "2024 Plan").	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
HILLENBRAND, INC.	431571108	HI	Annual	20-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
HILLENBRAND, INC.	431571108	HI	Annual	20-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
HILLENBRAND, INC.	431571108	HI	Annual	20-Feb-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
HILLENBRAND, INC.	431571108	HI	Annual	20-Feb-2024	2	14A Executive Compensation	To approve, by a non-binding advisory vote, the compensation paid by the Company to its Named Executive Officers.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
HILLENBRAND, INC.	431571108	HI	Annual	20-Feb-2024	3	Ratify Appointment of Independent Auditors	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2024.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	1	Election of Directors	DIRECTOR	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	2	14A Executive Compensation	Advisory approval of named executive officer compensation.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	3	Miscellaneous Compensation Plans	Approval of the amended and restated 2010 Equity Compensation Plan.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F
NATIONAL FUEL GAS COMPANY	636180101	NFG	Annual	08-Mar-2024	4	Ratify Appointment of Independent Auditors	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2024.	Management	F,N,A	F	UMB BANK, N.A.	138986.1	138986.1	F

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer
Date	May 16, 2024

*	Print the name and title of each signing officer under his or her signature.